Investments in associates and joint ventures- Summary of interest in other entities (Parenthetical) (Detail)			9 Months Ended
	Sep. 08, 2020	Jun. 23, 2020	Sep. 30, 2020
VPL Gesto Patrimonial e Participaes SA [Member]
Disclosure Detail Of Interest In Other Entities Line Items [Line Items]
Proportion of ownership interest in associate	49.90%		49.00%
Du Agro Holdings SA [Member]
Disclosure Detail Of Interest In Other Entities Line Items [Line Items]
Proportion of onweship interest in joint venture		49.00%	49.00%